Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Cash and Cash Equivalents

	12.31.2023	12.31.2022

Cash and banks	330.3	846.1
Cash equivalents
Bank deposit certificate (i)	130.1	129.7
Fixed deposits (ii)	1,168.8	841.1

	1,298.9	970.8

	1,629.2	1,816.9
Bank overdraft	(2.9)	(1.3)

	1,626.3	1,815.6

(i)	Applications in Bank Deposit Certificates (CDBs) issued by financial institutions in Brazil.
(ii)	Fixed term deposits in dollars issued by financial institutions.